Summary of Significant Accounting Policies - Summary of Contract Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Contract with Customer, Asset and Liability [Abstract]
Contract liabilities	¥ 70,166	$ 10,867	¥ 71,141